Cover	Apr. 03, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Entity File Number	001-40020
Entity Registrant Name	Reliance Global Group, Inc.
Entity Central Index Key	0001812727
Entity Tax Identification Number	46-3390293
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	300 Blvd. of the Americas
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	380-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 086 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.086 par value per share
Trading Symbol	RELI
Security Exchange Name	NASDAQ
Series Warrants To Purchase Shares Of Common Stock Par Value 0. 086 Per Share [Member]
Title of 12(b) Security	Series A Warrants to purchase shares of Common Stock, par value $0.086 per share
Trading Symbol	RELIW
Security Exchange Name	NASDAQ